Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Trade accounts receivable, gross	$ 410,403	$ 461,365
Reserves for sales deductions:
Chargebacks	(104,552)	(109,763)
Other sales deductions	(50,844)	(78,508)
Customer rebates	(17,012)	(34,757)
Allowance for doubtful accounts	(2,774)	(392)
Trade accounts receivable, net	$ 235,221	$ 237,945